Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables.
Schedule of trade and other receivables

	At December 31,
(in thousands of $)	2022	2021	2020
Trade receivable	$241,228	$28,058	$287
Interest receivable	12,918	1,325	993
Other receivable	21,551	8,838	5,698
Total trade and other receivables	$275,697	$38,221	$6,978